Segment Information	12 Months Ended
Jun. 30, 2024
Segment Information

25. Segment Information

Segmented information is reviewed by the Company’s chief decision maker to assess performance and allocate resources within the Company. The Company has one operating segment, principally being development and operation of solar photovoltaic power generation projects.

a)	Geographic Information

The Company is currently operating development and construction of solar photovoltaic power generation projects in two principal geographical areas - Canada and United States. The revenues from external customers and non-current assets exclusive of financial instruments (i.e. investment in SFF and the derivative asset) by country for the years ended June 30, 2024 and 2023 are as follows:

	Revenue from external customers		Non-current assets
	2024	2023	2024	2023
Canada	$9,957,573	1,618,765	$6,528,325	879,941
United States	48,419,560	16,778,744	9,762,674	2,043,697
	$58,377,133	18,397,509	$16,290,999	2,923,638

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)